INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details)	3 Months Ended
	Mar. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Number	Dec. 31, 2014
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes	681	624	527		395	395
Land	$ 9,238,642	$ 8,579,550	$ 6,761,350	$ 5,422,647
Buildings and Improvements	43,127,053	39,419,038	31,744,657	23,961,608
Investments in Single-Family Residential Properties, Gross	52,365,695	47,998,588	38,506,007	29,384,255
Accumulated Depreciation	(3,231,343)	(2,853,049)	(1,630,873)	(592,114)
Investments in Single-Family Residential Properties, Net	49,134,352	$ 45,145,539	$ 36,875,134	$ 28,792,141
Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property Plant and Equipment	8,579,550
Property Plant and Equipment	9,238,642
Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property Plant and Equipment	39,419,038
Property Plant and Equipment	43,127,053
Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property Plant and Equipment	47,998,588
Property Plant and Equipment	$ 52,365,695
Houston, TX [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	0	97	0
Land		$ 1,818,200	$ 0
Buildings and Improvements		7,240,899	34,938
Investments in Single-Family Residential Properties, Gross		9,059,099	34,938
Accumulated Depreciation		(408,425)	(380,630)
Investments in Single-Family Residential Properties, Net		$ 8,650,674	$ (345,692)
Houston, TX [Member] | Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 0
Houston, TX [Member] | Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	47,036
Houston, TX [Member] | Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 47,036
Jacksonville, FL [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	0	0	133
Land		$ 0	$ 1,345,453
Buildings and Improvements		261,453	7,723,661
Investments in Single-Family Residential Properties, Gross		261,453	9,069,114
Accumulated Depreciation		(557,805)	(415,172)
Investments in Single-Family Residential Properties, Net		$ (296,352)	$ 8,653,942
Jacksonville, FL [Member] | Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 0
Jacksonville, FL [Member] | Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	62,006
Jacksonville, FL [Member] | Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 62,006
Jacksonville Fl Sale [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	(1)
Jacksonville Fl Sale [Member] | Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Disposals	$ (10,908)
Jacksonville Fl Sale [Member] | Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Disposals	(66,468)
Jacksonville Fl Sale [Member] | Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Disposals	$ (77,376)
Memphis, TN [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	20	0	0
Land		$ 0	$ 0
Buildings and Improvements		125,895	60,550
Investments in Single-Family Residential Properties, Gross		125,895	60,550
Accumulated Depreciation		(234,308)	(226,188)
Investments in Single-Family Residential Properties, Net		$ (108,413)	$ (165,638)
Number of Homes (Disposition) | Number			(1)
Land (Disposition)			$ (6,750)
Buildings and Improvements (Disposition)			(38,250)
Total Investments in Real Estate (Disposition)			(45,000)
Accumulated Depreciation (Disposition)			1,507
Investments in Real Estate Net (Disposition)			$ (43,493)
Memphis, TN [Member] | Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 400,000
Memphis, TN [Member] | Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	1,243,814
Memphis, TN [Member] | Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 1,643,814
Atlanta, GA [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	38	0	0
Land		$ 0	$ 0
Buildings and Improvements		46,134	2,150
Investments in Single-Family Residential Properties, Gross		46,134	2,150
Accumulated Depreciation		(21,638)	(18,276)
Investments in Single-Family Residential Properties, Net		$ 24,496	$ (16,126)
Atlanta, GA [Member] | Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 270,000
Atlanta, GA [Member] | Building Improvements [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	2,421,627
Atlanta, GA [Member] | Investments In Single Family Residential Properties [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Additions	$ 2,691,627